888206

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: April 30, 2008
Estimated average burden hours per response. . . 16.00

FORM D

[redacted]

07080663

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐] check if this is an amendment and name has changed, and indicate change.) **NGAS Partners 2007-B, Ltd.**

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☒ ULOE

Type of Filing: ☒ New Filing ☐] Amendment

SEC MAIL PROCESSING RECEIVED
OCT 18 2007
WASH, D.C. 185 SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer **Daugherty Petroleum, Inc.**

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Address of Executive Offices **120 Prosperous Place, Suite 201, Lexington, KY 40509**
Telephone Number (Including Area Code): **(859) 263-3948**

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices) **SAME AS ABOVE**

Brief Description of Business: Independent energy company focused on natural gas development in the Appalachian Basin

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
OCT 24 2007
THOMSON FINANCIAL

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[09]	[84]	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) [K][Y]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (6-02) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual) DAUGHERTY PETROLEUM, INC.

Business or Residence Address (Number and Street, City, State, Zip Code) 120 Prosperous Place, Suite 201, Lexington, KY 40509

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual) Daugherty, William S.

Business or Residence Address (Number and Street, City, State, Zip Code) 120 Prosperous Place, Suite 201, Lexington, KY 40509

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual) Wallen, D. Michael

Business or Residence Address (Number and Street, City, State, Zip Code) 120 Prosperous Place, Suite 201, Lexington, KY 40509

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual) Barr, William G., III

Business or Residence Address (Number and Street, City, State, Zip Code) 120 Prosperous Place, Suite 201, Lexington, KY 40509

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual) Windisch, Michael P.

Business or Residence Address (Number and Street, City, State, Zip Code) 120 Prosperous Place, Suite 201, Lexington, KY 40509

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual) Laughner, Robert J.

Business or Residence Address (Number and Street, City, State, Zip Code) 120 Prosperous Place, Suite 201, Lexington, KY 40509

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual) Camp, Brint

Business or Residence Address (Number and Street, City, State, Zip Code) 120 Prosperous Place, Suite 201, Lexington, KY 40509

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 15,000
3. Does the offering permit joint ownership of a single unit? Yes ☒ No ☐
4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 8150 North Central Expressway, Suite 500, Dallas, TX 75206

Name of Associated Broker or Dealer: 1st Global Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 222 Middle Country Road, Suite 209, Smithtown, NY 11787

Name of Associated Broker or Dealer: Advanced Planning Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK]	[AZ] X	[AR]	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID]X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND]	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 4A Lakeway, Rockwell, TX 75032

Name of Associated Broker or Dealer: Balanced Financial Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] X	[AR]	[CA] X	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] X	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 701 Tama Street, Bldg B, Marion, IA 52302

Name of Associated Broker or Dealer: Berthel Fisher & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID]X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 911 Main Street, Suite 222, Kansas City, MO 64105

Name of Associated Broker or Dealer: Burch & Co, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID]X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 1 North Main St, Minot, ND 58703

Name of Associated Broker or Dealer: Capital Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI]	[ID]X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 3900 S Wadsworth Blvd, Suite 590, Lakewood, CO 80235

Name of Associated Broker or Dealer: Capwest Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] X	[CO]	[CT]	[DE]	[DC]	[FL] X	[GA]	[HI] X	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI] X	[MN] X	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH] X	[OK] X	[OR]	[PA] X
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV] X	[WI] X	[WY] X	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 4617 W 20th St, Unit 2A, Greeley, CO 80634

Name of Associated Broker or Dealer: Community Bankers Securities LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] X	[AK]	[AZ] X	[AR] X	[CA] X	[CO] X	[CT]	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA]	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO]
[MT] X	[NE] X	[NV] X	[NH]	[NJ]	[NM] X	[NY] X	[NC]X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X

[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT]	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 725 Town & Country Rd, Suite 530, Orange, CA 92868

Name of Associated Broker or Dealer: Crown Capital Securities, LP

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID]X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code):1333 2nd St, Suite 600, Santa Monica, CA 90401

Name of Associated Broker or Dealer: Direct Capital Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code):2170 West State Rod 434, Suite 100, Longwood, FL 32779

Name of Associated Broker or Dealer: Empire Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 10 Universal City Plaza 20th Floor, Universal City, CA 91608

Name of Associated Broker or Dealer: Empire Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] X	[AK]	[AZ] X	[AR]	[CA] X	[CO] X	[CT]X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME]	[MD] X	[MA] X	[MI] X	[MN] X	[MS]	[MO] X
[MT]	[NE] X	[NV] X	[NH]	[NJ] X	[NM]	[NY] X	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD]	[TN]	[TX] X	[UT] X	[VT]	[VA] X	[WA] X	[WV]	[WI] X	[WY] X	[PR] X

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 3721 Douglas Blvd, Suite 200, Roseville, CA 95661

Name of Associated Broker or Dealer: ePlanning Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 4510 E. Thousand Oaks Blvd, Westlake Village, CA 91362

Name of Associated Broker or Dealer: Financial West Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID]X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN] X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 207 W Jefferson St, Suite 102, Bloomington, IL 61701

Name of Associated Broker or Dealer: First Midwest Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 11350 McCormick Road EP III, Suite 901, Hunt Valley, MD 21031

Name of Associated Broker or Dealer: Global Brokerage Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ] X	[AR]	[CA] X	[CO]	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL] X	[IN] X	[IA] X	[KS]	[KY]	[LA] X	[ME] X	[MD] X	[MA]X	[MI]	[MN]X	[MS]	[MO] X
[MT]	[NE]	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND]	[OH]	[OK]	[OR] X	[PA]X
[RI]	[SC] X	[SD]	[TN] X	[TX] X	[UT] X	[VT]	[VA] X	[WA] X	[WV] X	[WI] X	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 12636 High Bluff Dr, Suite 100, San Diego, CA 92130

Name of Associated Broker or Dealer: Independent Financial Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] X	[AK] X	[AZ] X	[AR] X	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN]X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 15450 New Barn Rd., Suite 101, Miami Lakes, FL 33014

Name of Associated Broker or Dealer: Investacorp, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 3060 Peachtree Road NW, 11th, Suite 1100, Atlanta, GA 30305

Name of Associated Broker or Dealer: J.P. Turner & Company LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL] X	[AK] X	[AZ] X	[AR]	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME] X	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO] X
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND] X	[OH] X	[OK] X	[OR] X	[PA] X
[RI] X	[SC] X	[SD] X	[TN]X	[TX] X	[UT] X	[VT] X	[VA] X	[WA] X	[WV] X	[WI] X	[WY] X	[PR] X

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 17 Battery Place, 11th, New York, NY 10004

Name of Associated Broker or Dealer: Keane Securities Company, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] X	[CO] X	[CT] X	[DE]	[DC] X	[FL] X	[GA] X	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY] X	[LA] X	[ME]	[MD]	[MA] X	[MI] X	[MN] X	[MS]	[MO]
[MT]	[NE]	[NV] X	[NH]	[NJ] X	[NM]	[NY] X	[NC]	[ND]	[OH]	[OK]	[OR]	[PA] X
[RI]	[SC]	[SD]	[TN]	[TX] X	[UT]	[VT]	[VA] X	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 11440 N Jog Rd, Palm Beach Gardens, FL 33418

Name of Associated Broker or Dealer: Money Concepts Capital Corp

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 120 Broadway, 27th Floor, New York, NY 10271

Name of Associated Broker or Dealer: National Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 120 Broadway, 27th Floor, New York, NY 10271

Name of Associated Broker or Dealer: Sammons Securities Company LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 120 Broadway, 27th Floor, New York, NY 10271

Name of Associated Broker or Dealer: Sigma Financial Company LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 120 Broadway, 27th Floor, New York, NY 10271

Name of Associated Broker or Dealer: Standard Investment Chartered Inc

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] D	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI] D	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC] D	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code): 601 California Street, Suite 1150, San Francisco, CA 94108

Name of Associated Broker or Dealer: The Shemano Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK] X	[AZ] X	[AR]	[CA] X	[CO] X	[CT] X	[DE] X	[DC] X	[FL] X	[GA] X	[HI] X	[ID] X
[IL] X	[IN] X	[IA] X	[KS] X	[KY] X	[LA] X	[ME]	[MD] X	[MA] X	[MI] X	[MN] X	[MS] X	[MO]
[MT] X	[NE] X	[NV] X	[NH] X	[NJ] X	[NM] X	[NY] X	[NC] X	[ND]	[OH] X	[OK] X	[OR]X	[PA] X
[RI] X	[SC]	[SD]	[TN] X	[TX] X	[UT] X	[VT]	[VA] X	[WA] X	[WV]	[WI] X	[WY] X	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests ....(MAXIMUM)	$21,000,000.00	$495,000.00
Other (Specify________________)	$ 0	$ 0
Total	$21,000,000.00	$495,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	15	$495,000.00
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	0	$ 0
Regulation A	0	$ 0
Rule 504	0	$ 0
Total	0	$ 0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☒	$ 10,000
Legal Fees	☒	$ 15,000
Accounting Fees	☒	$ 5,000
Engineering Fees	☒	$ 15,000
Sales Commissions (specify finders' fees separately)	☒	$ 2,100,000
Other Expenses (identify) Filing fees	☒	$ 25,000
Total	☒	$ 2,170,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a –(ALL EXPENSES PAID BY MANAGING GENERAL PARTNER). This difference is the "adjusted gross proceeds to the issuer." $21,000,000.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☐ $ 0
Working capital	☐ $ 0	☐ $ 0
Other (specify.) Drilling activities and construction of gas gathering systems	☒ $21,000,000	☐ $ 0
______	☐ $ 0	☐ $ 0
Column Totals	☒ $21,000,000	☐ $ 0
Total Payments Listed (column totals added)	☒ $21,000,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
DAUGHERTY PETROLEUM, INC.	[signature]	10/16/2007
Name of Signer (Print or Type)	Title of Signer (Print or Type):	
William G. Barr III	Chief Executive Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

J:\DOCS\DPI\WGB\Drill2007-A-NGAS\07-A Form D Filings\07-A Form D-Initial SEC Filing 032707.doc

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